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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2005

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         K Capital Partners, LLC
   Address:      75 Park Plaza
                 Boston, MA 02116

Form 13F File Number: 028-06203

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Needham
Title:   Chief Financial Officer
Phone:   617-646-7728

Signature, Place, and Date of Signing:

       /s/ Robert T. Needham          Boston, Massachusetts    May 10, 2005
   -------------------------------    ---------------------    ------------
           [Signature]                    [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 14
                                        --------------------

Form 13F Information Table Value Total: $1,147,040
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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                      FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE     SHARED NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------    ------ ----
American International
  Group                   Common Stock     026874107  137,611 2,483,500   SH            Sole                 2,483,500
Beverly Enterprises Inc   Common Stock     087851309   47,044 3,800,000   SH            Sole                 3,800,000
Conseco                   Common Stock     208464883  101,673 4,979,100   SH            Sole                 4,979,100
Fastclick                 Common Stock     31188F105       48     4,000   SH            Sole                     4,000
Hollinger International   Common Stock     435569108    6,024   552,700   SH            Sole                   552,700
Northeast Utilities       Common Stock     664397106   43,055 2,234,300   SH            Sole                 2,234,300
Northwest Airlines
  Corp                    Common Stock     667280101   11,897 1,778,254   SH            Sole                 1,778,254
Officemax                 Common Stock     67622P101  194,159 5,795,800   SH            Sole                 5,795,800
Pioneer Natural
  Resources               Common Stock     723787107   58,304 1,364,800   SH            Sole                 1,364,800
SBC Communications Inc    Common Stock     78387G103   28,066 1,184,700   SH            Sole                 1,184,700
Sovereign Bancorp         Common Stock     845905108  133,317 6,016,100   SH            Sole                 6,016,100
Streettracks Gold Trust   Common Stock     863307104  331,855 7,750,000   SH            Sole                 7,750,000
Time Warner               Common Stock     887317105   52,562 2,995,000   SH            Sole                 2,995,000
Mandalay Resort
  Jan 06 65C              Options-Calls    562567907    1,425     2,500   SH   CALL     Sole                     2,500